Restructuring and Asset Impairment Charges - Schedule of Restructuring and Asset Impairment Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Amortization of subscriber acquisition costs	$ 154,877	$ 92,994	$ 58,730
Restructuring, settlement and impairment provisions	1,013	59,197
Wireless Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions	(1,538)	59,197
Wireless Restructuring | Other Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions	(710)	53,228
Wireless Restructuring | Contract termination costs
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions	(751)	4,767
Wireless Restructuring | Employee severance and termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions	(77)	1,202
Subscriber Contracts
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions	2,551	$ 0
New Zealand And Puerto Rico | Subscriber Contracts
Restructuring Cost and Reserve [Line Items]
Amortization of subscriber acquisition costs	7,600
Loss on translation adjustment	1,100
Proceeds from sale of subscriber contracts	$ 6,200